SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS

Stock Options Granted

Subsequent to December 31, 2021, 30,000 stock options were granted at an exercise price of $8.98 per share and an expiry date of January 4, 2027.

Stock Options Exercised

Subsequent to December 31, 2021, 26,875 stock options were exercised at a weighted average exercise price of $1.78 per share for gross proceeds of $47,731.

Warrants Exercised

Subsequent to December 31, 2021, 12,270 warrants were exercised at a weighted average exercise price of $1.50 per share for gross proceeds of $18,405.